Investments (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified						3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 08, 2013 Clearwire [Member]	Jul. 08, 2013 Non-controlling economic interest [Member] Clearwire Corporation [Member]	Jul. 08, 2013 Non-controlling economic interest [Member] Clearwire Communications LLC [Member]	Jul. 09, 2013 Clearwire Acquisition [Member] Clearwire [Member]	Jul. 08, 2013 Clearwire Acquisition [Member] Non-controlling economic interest [Member]	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member] Clearwire [Member]	Jul. 09, 2013 Predecessor [Member] Clearwire [Member]	Dec. 31, 2012 Predecessor [Member] Clearwire [Member]	Dec. 31, 2011 Predecessor [Member] Clearwire [Member]
Schedule of Equity Method Investments [Line Items]
Sprint share in percentage of non-controlling interest in Clearwire		6.00%	44.10%		50.10%
Carrying value of non-controlling interest	$ 325
Income (Loss) from Equity Method Investments						(202)	(482)	(1,114)	(1,730)	202	482	1,100	1,700
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net											65
Equity Method Investment, Other than Temporary Impairment												204	135
Pre Tax Dilution Loss From Equity Method Investments													27
Asset impairments						0	0	102	78			41	361
Gain on previously-held equity interests						$ 0	$ 2,926	$ 0	$ 0		$ 2,900
Business Acquisition, Share Price				$ 5.00
Fair Value Inputs, Control Premium				$ 0.60